Derivative Financial Instruments and Hedging	6 Months Ended
Sep. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
21.	Derivative Financial Instruments and Hedging
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of derivative instruments are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
Risk management policy
The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.
The Company and its subsidiaries appropriately manage exchange rate risk by using means such as foreign currency-denominated loans, foreign exchange contracts and currency swaps to hedge exchange rate volatility in our business transactions in foreign currencies and overseas investments. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.
The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2026 and September 30, 2026.
(a) Cash flow hedges
The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements, foreign exchange contracts and forward agreements as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations.
(b) Fair value hedges
The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. A certain subsidiary designates foreign exchange contracts to minimize foreign currency exposures on bonds in foreign currencies in the insurance business. The subsidiary also uses interest rate swap agreements to hedge interest rate exposure of the fair values of bonds in foreign currencies in the insurance business.
(c) Hedges of net investment in foreign operations
The Company and its subsidiaries use foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries and equity method investments.
(d) Derivatives not designated as hedging instruments
The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2025 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(2,575)	¥0	¥(121)	¥0
Foreign exchange contracts	298	0	945	(4,017)
Foreign currency swap agreements	5,174	0	1,124	(2,906)
Options held/written and other	(6,469)	50	0	0
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥(36)	¥0	¥(62)
Foreign exchange contracts	5,252	630	(2,995)	(5,217)	1,380
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥356	¥9,890	¥7,109
Borrowings and bonds in foreign currencies	4,554	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥33
Futures	(1,106)	0	2,513
Foreign exchange contracts	(3,070)	(2,436)	(11,733)
Credit derivatives held/written	0	0	(2)
Options held/written and other	0	0	95

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2025 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2026 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥9,760	¥0	¥(286)	¥0
Foreign exchange contracts	182	0	0	0
Foreign currency swap agreements	(10,662)	0	773	6,085
Options held/written and other	(3,873)	152	0	0
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Foreign exchange contracts	¥(10,047)	¥2,268	¥(2,160)	¥10,082	¥2,076
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(955)	¥0	¥2,082
Borrowings and bonds in foreign currencies	1,210	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Services income	Services expense	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥0	¥0	¥15
Futures	(292)	0	(2)	15	1,946
Foreign exchange contracts	(386)	(2,950)	0	0	2,518
Credit derivatives held/written	0	0	0	0	(2)
Options held/written and other	0	0	0	0	(2,474)

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2026 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2025 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense
Foreign exchange contracts	¥8,761	¥(4)
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2026 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥701,086	¥10,090	Long-term Debt	¥23,000	¥0
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2026 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥4
Foreign exchange contracts	8,285	(17)	0
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at September 30, 2026 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥718,569	¥7,941	Long-term Debt	¥14,500	¥0

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2026 and September 30, 2026 are as follows.
March 31, 2026

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥615,793	¥26,273	Other Assets	¥2,287	Other Liabilities

Options held/written and other	76,234	0	—	15,426	Other Liabilities

Futures, foreign exchange contracts	1,048,627	3,704	Other Assets	70,789	Other Liabilities

Foreign currency swap agreements	482,092	41,090	Other Assets	12	Other Liabilities

Foreign currency long-term debt	83,286	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥2,274	¥85	Other Assets	¥2	Other Liabilities

Options held/written and other	774,332	17,402	Other Assets	6,117	Other Liabilities

Futures, foreign exchange contracts*	1,284,971	65,959	Other Assets	23,402	Other Liabilities

Credit derivatives held/written	1,372	0	—	23	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥1,741 million and foreign exchange contracts of ¥964 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2026, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥47 million and ¥8 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥6 million and ¥23 million at March 31, 2026, respectively.

September 30, 2026

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥541,023	¥28,839	Other Assets	¥1,802	Other Liabilities

Options held/written and other	88,466	361	Other Assets	17,129	Other Liabilities

Futures, foreign exchange contracts	1,121,027	11,282	Other Assets	23,369	Other Liabilities

Foreign currency swap agreements	482,102	26,895	Other Assets	6,170	Other Liabilities

Foreign currency long-term debt	81,968	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥16,579	¥119	Other Assets	¥59	Other Liabilities

Options held/written and other	877,893	34,258	Other Assets	20,914	Other Liabilities

Futures, foreign exchange contracts*	1,727,413	24,679	Other Assets	24,213	Other Liabilities

Credit derivatives held/written	1,169	0	—	13	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥940 million and foreign exchange contracts of ¥600 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2026, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥4 million and ¥4 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥13 million and ¥2 million at September 30, 2026, respectively.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2026 and September 30, 2026 are as follows.
March 31, 2026

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,000	Less than two years	¥(2)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2026.
September 30, 2026

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,000	Less than one year	¥(0)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of September 30, 2026.